Convertible Notes - Schedule of Convertible Notes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Notes [Line Items]
Convertible notes	$ 6,574,380	$ 5,020,633
Streeterville Note [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes		5,020,633
YA Notes [Member]
Schedule of Convertible Notes [Line Items]
Convertible notes	$ 6,574,380